Schedule of Operating Results Comparison to Previously Issued - Operations (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 1		$ 6,873,230
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 2		5,172,431
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 3		1,700,799
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 4		7,868,175
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 5		4,852,014
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 6		3,016,161
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 7		7,083,517
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 8		3,622,745
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 9		3,460,772
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 10		5,525,625
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 11		2,956,237
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 12		2,569,388
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 13		(210,287)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 14		1,549,686
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 15		(1,759,973)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 16		2,342,550
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 17		1,895,777
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 18		446,773
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 19		10,811,548
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 20		1,418,100
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 21		9,393,448
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 22		8,801,085
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 23		866,749
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 24		7,934,336
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 25		1,344,653
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 26		2,243
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 27		1,342,410
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 28		2,114,942
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 29		13,431
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 30		2,101,511
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 31		4,082,936
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 32		1,923,787
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 33		2,159,149
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 34		4,423,760
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 35		2,415,061
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 36		2,008,699
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 37		840,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 38		840,000
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 39		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 40		244,861
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 41		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 42		244,861
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 43		17,079,137
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 44		4,184,130
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 45		12,895,007
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 46		15,584,648
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 47		3,295,241
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 48		12,289,407
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 49		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 50		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 51		(17,289,424)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 52		(2,634,444)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 53		(14,654,980)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 54		(13,242,098)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 55		(1,399,464)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 56		(11,842,634)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 57		8,636
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 58		5,662
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 59		2,974
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 60		10,574
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 61		7,052
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 62		3,522
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 63		(78,953)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 64		(988)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 65		(77,965)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 66		(1,764)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 67		(774)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 68		(990)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 69		(43,748)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 70		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 71		(43,748)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 72		(194,321)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 73		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 74		(194,321)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 75		(658,719)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 76		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 77		(658,719)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 78		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 79		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 80		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 81		647,302
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 82		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 83		647,302
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 84		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 85		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 86		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 87		1,313,443
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 88		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 89		1,313,443
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 90		3,016
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 91		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 92		3,016
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 93		67,675
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 94		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 95		67,675
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 96		(14,371)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 97		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 98		(14,371)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 99		(95,350)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 100		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 101		(95,350)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 102		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 103		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 104		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 105		(513,427)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 106		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 107		(513,427)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 108		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 109		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 110		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 111		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 112		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 113		470,041
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 114		470,041
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 115		141,814
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 116		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 117		141,814
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 118		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 119		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 120		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 121		(139,739)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 122		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 123		(139,739)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 124		(42,849)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 125		(43,071)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 126		222
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 127		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 128		(16,640,490)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 129		(2,629,770)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 130		(14,010,720)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 131		(13,011,772)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 132		(1,436,257)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 133		(11,575,515)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 134		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 135		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 136		353,085
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 137		(1,209)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 138		354,294
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 139		369,707
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 140		(2,525)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 141		372,232
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 142		(16,287,405)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 143		(2,630,979)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 144		(13,656,426)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 145		(12,642,065)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 146		(1,438,782)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 147		(11,203,283)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 148		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 149		2,630,979
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 150		(2,630,979)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 151		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 152		1,438,782
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 153		(1,438,782)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 154		(16,287,405)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 155		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 156		(16,287,405)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 157		(12,642,065)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 158		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 159		(12,642,065)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 160		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 161		2,074,098
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 162		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 163		2,074,098
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 164		1,372,164
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 165		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 166		1,372,164
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 167		(14,213,307)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 168		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 169		(14,213,307)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 170		(11,269,901)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 171		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 172		(11,269,901)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 173		(924,132)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 174		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 175		(924,132)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 176		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 177		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 178		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 179		(15,137,439)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 180		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 181		(15,137,439)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 182		(11,269,901)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 183		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 184		(11,269,901)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 185		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 186		0.24
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 186		(1.12)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 187		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 189		0.15
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 188		(1.00)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 189		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 192		(0.24)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 190		(0.24)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 191		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 195		(0.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 192		(0.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 193		(1.36)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 198		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 194		(1.36)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 195		(1.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 201		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 196		(1.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 197		(1.36)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 204		0.24
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 198		(1.12)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 199		(1.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 207		0.15
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 200		(1.00)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 201		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 210		(0.24)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 202		(0.24)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 203		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 213		(0.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 204		(0.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 205		(1.36)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 216		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 206		(1.36)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 207		(1.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 219		0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 208		(1.15)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 209		11,099,746
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 210		11,099,746
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 211		9,759,430
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 212		9,759,430
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 213		11,099,746
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 214		11,099,746
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 215		9,759,430
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 216		9,759,430
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 1	1,312,061
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 2	1,311,123
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 3	938
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 4	2,037,579
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 5	1,273,511
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 6	764,068
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 7	1,732,500
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 8	883,915
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 9	848,585
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 10	1,792,021
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 11	831,793
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 12	960,228
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 13	(420,439)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 14	427,208
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 15	(847,647)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 16	245,558
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 17	441,718
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 18	(196,160)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 19	2,208,721
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 20	306,342
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 21	1,902,379
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 22	2,746,438
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 23	335,237
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 24	2,411,201
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 25	326,428
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 26	143
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 27	326,285
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 28	412,377
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 29	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 30	412,377
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 31	656,743
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 32	363,910
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 33	292,833
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 34	1,231,314
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 35	689,958
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 36	541,356
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 37	3,191,892
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 38	670,395
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 39	2,521,497
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 40	4,390,129
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 41	1,025,195
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 42	3,364,934
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 43	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 44	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 45	(3,612,331)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 46	(243,187)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 47	(3,369,144)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 48	(4,144,571)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 49	(583,477)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 50	(3,561,094)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 51	950
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 52	601
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 53	349
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 54	2,713
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 55	1,525
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 56	1,188
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 57	(30,369)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 58	(660)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 59	(29,709)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 60	(1,673)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 61	(419)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 62	(1,254)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 63	(25,405)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 64	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 65	(25,405)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 66	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 67	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 68	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 69	(41,648)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 70	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 71	(41,648)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 72	(712,065)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 73	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 74	(712,065)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 75	(2,994)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 76	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 77	(2,994)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 78	(4,192)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 79	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 80	(4,192)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 81	(1,181)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 82	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 83	(1,181)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 84	(179)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 85	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 86	(179)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 87	(3,712,978)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 88	(243,246)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 89	(3,469,732)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 90	(4,859,967)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 91	(582,371)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 92	(4,277,596)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 93	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 94	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 95	37,811
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 96	6,671
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 97	31,140
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 98	75,438
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 99	5,420
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 100	70,018
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 101	(3,675,167)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 102	(236,575)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 103	(3,438,592)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 104	(4,784,529)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 105	(576,951)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 106	(4,207,578)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 107	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 108	236,575
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 109	(236,575)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 110	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 111	576,951
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 112	(576,951)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 113	(3,675,167)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 114	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 115	(3,675,167)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 116	(4,784,529)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 117	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 118	(4,784,529)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 119	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 120	330,402
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 121	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 122	330,402
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 123	564,457
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 124	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 125	564,457
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 126	(3,344,765)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 127	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 128	(3,344,765)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 129	(4,220,072)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 130	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 131	(4,220,072)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 132	(0.23)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 133	(0.02)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 133	(0.21)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 134	(0.40)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 136	(0.06)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 135	(0.34)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 136	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 139	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 137	(0.02)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 138	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 142	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 139	(0.06)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 140	(0.23)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 145	(0.02)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 141	(0.23)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 142	(0.40)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 148	(0.06)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 143	(0.40)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 144	(0.23)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 151	(0.02)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 145	(0.21)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 146	(0.40)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 154	(0.06)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 147	(0.34)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 148	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 157	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 149	(0.02)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 150	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 160	0
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 151	(0.06)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 152	(0.23)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 163	(0.02)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 153	(0.23)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 154	(0.40)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 166	(0.06)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 155	(0.40)
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 156	14,602,196
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 157	14,602,196
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 158	10,467,526
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 159	10,467,526
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 160	14,602,196
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 161	14,602,196
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 162	10,467,526
Discontinued Operations Schedule Of Operating Results Comparison To Previously Issued - Operations 163	$ 10,467,526